STOCK-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Nov. 07, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018
STOCK-BASED COMPENSATION
Stock compensation expense		$ 373	$ 2,110	$ 1,888
Total unrecognized compensation expense, expected to be recognized			$ 2,760
Unrecognized compensation expense, weighted average period in which expected to be recognized			1 year 6 months
Time-Based Stock Options | Employees
STOCK-BASED COMPENSATION
Granted			221,941	472,253
Equity incentive plan
STOCK-BASED COMPENSATION
Authorized					6,985,533
Available for grant			988,383
Stock option exercise price range, lower limit			$ 5.30
Stock option exercise price range, upper limit			$ 18.02
Equity incentive plan | Employees
STOCK-BASED COMPENSATION
Granted	5,827,511
Equity incentive plan | Employees | Time based vesting
STOCK-BASED COMPENSATION
Percentage of options granted based on vesting condition	38.50%
Equity incentive plan | Employees | Performance based vesting
STOCK-BASED COMPENSATION
Percentage of options granted based on vesting condition	61.50%
Equity incentive plan | Time-Based Stock Options
STOCK-BASED COMPENSATION
Vesting percentage			25.00%	25.00%
Vesting percentage each year over four years	25.00%